Note 6 - Related Party Notes Payable (Detail) - Related Party Notes Payable (USD $)	Dec. 31, 2012	Feb. 02, 2012	Dec. 31, 2011	Nov. 30, 2010
Related party notes payable - principal				$ 3,000,000
Related party notes payable - unamortized discount				(2,775,300)
Related party notes payable - net	4,338,601	4,338,601	4,377,294
BSC Notes [Member] | Related Party Convertible Notes Payable [Member]
Related party notes payable - principal	4,338,601		3,500,000
BSC Notes [Member]
Related party notes payable - net	4,338,601		3,500,000
Summer 2011 Notes [Member] | Related Party Convertible Notes Payable [Member]
Related party notes payable - principal			1,310,000
Related party notes payable - unamortized discount			(432,706)
Summer 2011 Notes [Member]
Related party notes payable - net			877,294
Related Party Convertible Notes Payable [Member]
Related party notes payable - principal	4,338,601		4,810,000
Related party notes payable - unamortized discount			$ (432,706)